CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Warrant [Member]
Pre-funded warrants to purchase ordinary shares	1,024,876	450,909
Pre-funded warrants to purchase price	$ 2.57	$ 5.49
Registered Direct Public Offering [Member]
Issuance expenses	$ 987	$ 2,381